DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
Discontinued Operations
DISCONTINUED OPERATIONS

20. DISCONTINUED OPERATIONS

On September 30, 2021, the Company entered into a share transfer agreement with a third party to sell Xunpusen (Xiamen) Technology Co., Ltd., pursuant to the terms of the Agreement, the buyer purchased 100% of the Company’s ownership of Xunpusen and 100% owned subsidiary Xingjuyun (Xiamen) Technology Co., Ltd. for a total price of $1,333,023, resulting in a gain on disposal of $683,688.

On December 20, 2021, the Company sold 100% of the ownership of Xiamen Jiuqiao Technology Co., Ltd., and 100% owned subsidiaries to a third party for a total price of $8,368,930, resulting in a gain on disposal of $811,269.

On November 15, 2021, Shenyang Qimengxing Trading Co., Ltd. (“Blue Hat Shenyang”) was deregistered, resulting in a loss on disposal of $1,012.

On June 8, 2023, the Company disposed the variable interest entities and their subsidiaries, Fujian Blue Hat Interactive Entertainment Technology Ltd. (“Blue Hat Fujian”). The subsidiaries including Pingxiang Blue Hat Technology Co. Ltd. (“Blue Hat Pingxiang”), Fujian Lanyun Canghai Technology Co., Ltd (“Fujian Lanyun”). The VIEs and subsidiaries mainly operating in interactive toys and mobile game business in PRC, upon the disposition, the assets and liabilities are transferred to Blue Hat WOFE.

On June 8, 2023, he Company also disposed another variable interest entities and their subsidiaries, Fujian Xinyou Technology Co., Ltd (“Xinyou Technology”), Fresh Joy Entertainment Limited (“Fresh Joy”), Hong Kong Xinyou Entertainment Company (“Xinyou Entertainment”), Fujian Roar Game Technology Co., Ltd (“Fujian Roar Game”) Fuzhou Csfctech Co., Ltd (“Fuzhou CSFC”) and Fuzhou UC71 Co., Ltd (“Fuzhou UC71”). The VIEs and subsidiaries mainly operating in interactive toys and mobile game business in PRC, the disposition resulting in a gain on disposal of $7,389,310.

Loss from discontinued operations for the ended December 31, 2023 and 2022 was as follows:

	December 31	December 31,
	2023	2022
Revenues	$—	$5,180,055
Cost of sales	—	(2,419,222)
Gross profit	—	2,760,833
Operating expenses:
General and Administrative	—	(144,570)
Selling expenses	—	(973,688)
Research and development	—	(1,726,906)
Total	—	$(2,845,164)
Other income (expense)
Interest income	$—	$—
Other (expense) income, net	—	(197,395)
Other finance expenses	—	(301)
Total	—	(197,696)
Loss from discontinued operations before income tax	—	(282,027)
Income tax provision	—	—
Loss from discontinued operations before non-controlling interest	$—	$(282,027)
Less: Net loss attributable to non-controlling interest	—	—
Foreign currency translation	—	258,828
Gain/(Loss) from discontinued operation	$7,389,310	$(23,199)

The major components of assets and liabilities related to discontinued operations are summarized below:

	December 31,	December 31,
	2023	2022
Cash	$—	$7,262
Accounts receivable	—	4,320,498
Other current assets	—	1,084
Prepayments, net	—	1,748,710
Property, plant and equipment, net	—	17,636
Intangible assets, net	—	3,282,548
Total assets related to discontinued operations	—	9,377,738
Accounts payable	—	560,539
Short term loans - banks	—	788,119
Other payables and accrued expenses	—	2,432,995
Other payables - related party	—	142,300
Customer deposits	—	880,350
Tax payables	—	1,896,165
Total liabilities related to discontinued operations	$—	$6,700,468